RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Counterparty Credit Risk (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Expected credit loss provision (Note 29)	$ (83,000,000)	$ 163,000,000	$ 0
Provision for other credit losses	0	0
Financing receivable, recorded investment, past due	0	0
Past due or impaired	0	0
TGNH Pipelines
Derivative [Line Items]
Expected credit loss provision (Note 29)	73,000,000	149,000,000	0
Mexico Natural Gas Pipelines
Derivative [Line Items]
Expected credit loss provision (Note 29)	$ 10,000,000	$ 14,000,000	$ 0